Stockholders' Equity and Stock Based Compensation (Details 5)	6 Months Ended
Jun. 30, 2014
Stockholders' Equity and Stock Based Compensation [Abstract]
Unvested at January 1, 2014	10,500,000
Issued	3,500,000
Vested	(8,000,000)
Forfeited	(1,500,000)
Unvested at June 30, 2014	4,500,000